UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Falcon Edge Capital, LP
Address: 660 Madison Avenue, 19th Floor
         New York, New York  10065

13F File Number:  028-15151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James R. Minshull
Title:     Chief Operating Officer
Phone:     212-803-9086

Signature, Place, and Date of Signing:

 /s/   James R. Minshull     New York, New York     May 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $578,778 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    52993  1365100 SH       SOLE                  1365100        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108    32941   330900 SH       SOLE                   330900        0        0
APPLE INC                      COM              037833100    19831    44800 SH       SOLE                    44800        0        0
APPLE INC                      COM              037833100    11067    25000 SH  CALL SOLE                    25000        0        0
AVIS BUDGET GROUP              COM              053774105    54692  1965200 SH       SOLE                  1965200        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    54229      347 SH       SOLE                      347        0        0
CHENIERE ENERGY INC            COM NEW          16411R208    89863  3209400 SH       SOLE                  3209400        0        0
EQUINIX INC                    COM NEW          29444U502    14947    69100 SH       SOLE                    69100        0        0
GOOGLE INC                     CL A             38259P508    44395    55900 SH       SOLE                    55900        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    32190  1446100 SH       SOLE                  1446100        0        0
INTERCONTINENTALEXCHANGE INC   COM              45865V100    27233   167000 SH       SOLE                   167000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    25822   351900 SH       SOLE                   351900        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    13026   189800 SH       SOLE                   189800        0        0
QEP RES INC                    COM              74733V100    29268   919220 SH       SOLE                   919220        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    16374   106000 SH       SOLE                   106000        0        0
YAHOO INC                      COM              984332106    33289  1414800 SH       SOLE                  1414800        0        0
YUM BRANDS INC                 COM              988498101    26618   370000 SH       SOLE                   370000        0        0